Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 30, 2012
Equity [Abstract]
Components of Accumulated Other Comprehensive Income
Components of other comprehensive income/(loss) consist of the following:

(Dollars in Millions)	Foreign Currency Translation	Gains/ (Losses) on Securities	Employee Benefit Plans	Gains/ (Losses) on Derivatives & Hedges	Total Accumulated Other Comprehensive Income/(Loss)
January 3, 2010	$(508)	(30)	(2,665)	145	(3,058)
Net 2010 changes	(461)	54	(21)	(45)	(473)
January 2, 2011	(969)	24	(2,686)	100	(3,531)
Net 2011 changes	(557)	424	(1,700)	(268)	(2,101)
January 1, 2012	(1,526)	448	(4,386)	(168)	(5,632)
Net 2012 changes	1,230	(253)	(1,331)	176	(178)
December 30, 2012	$(296)	195	(5,717)	8	(5,810)